Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 29, 2015
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Oct. 29, 2015
Document Effective Date	Oct. 29, 2015
Prospectus Date	Apr. 01, 2015
AllianzGI International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class R
Prospectus:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class P
Prospectus:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Class D
Prospectus:
Trading Symbol	ALODX
AllianzGI NFJ Global Dividend Value Fund | Class A
Prospectus:
Trading Symbol	ANUAX
AllianzGI NFJ Global Dividend Value Fund | Class C
Prospectus:
Trading Symbol	ANUCX
AllianzGI NFJ Global Dividend Value Fund | Class D
Prospectus:
Trading Symbol	ANUDX
AllianzGI NFJ Global Dividend Value Fund | Class P
Prospectus:
Trading Symbol	ANUPX
AllianzGI NFJ Global Dividend Value Fund | Institutional Class
Prospectus:
Trading Symbol	ANUIX